Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation
Depreciation provided during the year	$ 309,033	$ 218,471	$ 328,438
Net carrying amount
Balance at net carrying amount	214,513	190,489
Leasehold improvements [Member]
Net carrying amount
Balance at net carrying amount	69,849	37,149
Furniture, fixtures and office equipment [Member]
Net carrying amount
Balance at net carrying amount	28,166	26,232
Computer equipment [Member]
Net carrying amount
Balance at net carrying amount	116,498	127,108
Cost [Member]
Cost
Balance at beginning of year	1,400,728	1,486,097
Additions	337,508	117,337
Disposals/write-off	(83,746)	(208,691)
Exchange realignment	(35,803)	5,985
Balance at end of year	1,618,687	1,400,728	1,486,097
Cost [Member] | Leasehold improvements [Member]
Cost
Balance at beginning of year	172,601	274,542
Additions	187,732	23,989
Disposals/write-off		(125,223)
Exchange realignment	(5,419)	(707)
Balance at end of year	354,914	172,601	274,542
Cost [Member] | Furniture, fixtures and office equipment [Member]
Cost
Balance at beginning of year	175,703	195,639
Additions	17,606	9,776
Disposals/write-off		(29,478)
Exchange realignment	(3,304)	(234)
Balance at end of year	190,005	175,703	195,639
Cost [Member] | Computer equipment [Member]
Cost
Balance at beginning of year	1,052,424	1,015,916
Additions	132,170	83,572
Disposals/write-off	(83,746)	(53,990)
Exchange realignment	(27,080)	6,926
Balance at end of year	1,073,768	1,052,424	1,015,916
Accumulated depreciation [Member]
Cost
Balance at beginning of year	1,210,239	1,192,484
Disposals/write-off	(83,746)	(206,277)
Exchange realignment	(31,352)	5,561
Balance at end of year	1,404,174	1,210,239	1,192,484
Accumulated depreciation
Depreciation provided during the year	309,033	218,471
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost
Balance at beginning of year	135,452	254,152
Disposals/write-off		(126,724)
Exchange realignment	(5,108)	(1,044)
Balance at end of year	285,065	135,452	254,152
Accumulated depreciation
Depreciation provided during the year	154,721	9,068
Accumulated depreciation [Member] | Furniture, fixtures and office equipment [Member]
Cost
Balance at beginning of year	149,471	158,694
Disposals/write-off		(29,299)
Exchange realignment	(2,804)	(627)
Balance at end of year	161,839	149,471	158,694
Accumulated depreciation
Depreciation provided during the year	15,172	20,703
Accumulated depreciation [Member] | Computer equipment [Member]
Cost
Balance at beginning of year	925,316	779,638
Disposals/write-off	(83,746)	(50,254)
Exchange realignment	(23,440)	7,232
Balance at end of year	957,270	925,316	$ 779,638
Accumulated depreciation
Depreciation provided during the year	$ 139,140	$ 188,700